Concessions and Authorizations - Schedule of Concessions and Authorizations Held (Details)	12 Months Ended
Dec. 31, 2023
Central Geradora Elica Praias De Parajuru Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Central Eólica Praias de Parajuru (“Parajuru”)	[1]
Concession or authorization contract	Resolution 526/2002	[1]
Expiration date	09/2032	[1]
Central Geradora Elica Volta Do Rio Wind Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Central Eólica Volta do Rio (“Volta do Rio”)	[1]
Concession or authorization contract	Resolution 660/2001	[1]
Expiration date	01/2031	[1]
UFV Mineirao Photovoltaic Power Plants [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	-
Expiration date	-
National Grid [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[2]
Concession or authorization contract	006/1997	[2]
Expiration date	01/2043	[2]
Itajuba Substation [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[2]
Concession or authorization contract	79/2000	[2]
Expiration date	10/2030	[2]
Furnas Pimenta [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Companhia de Transmissão Centroeste de Minas S.A. (“Centroeste”)	[2]
Concession or authorization contract	004/2005	[2]
Expiration date	03/2035	[2]
Subestacao Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sete Lagoas	[2]
Concession or authorization contract	006/2011	[2]
Expiration date	06/2041	[2]
Energy Distribution [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	002/1997
Expiration date	12/2045
Energy Distribution 1 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	003/1997
Expiration date	12/2045
Energy Distribution 2 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	004/1997
Expiration date	12/2045
Energy Distribution 3 [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	005/1997
Expiration date	12/2045
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Gasmig
Concession or authorization contract	State Law 11,021/1993
Expiration date	01/2053
Theodomiro Carneiro Santiago Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[3],[4],[5]
Concession or authorization contract	07/1997	[3],[4],[5]
Expiration date	05/2027	[3],[4],[5]
Nova Ponte Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[3],[5]
Concession or authorization contract	07/1997	[3],[5]
Expiration date	08/2027	[3],[5]
Santa Luzia Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	07/1997	[5]
Expiration date	02/2026	[5]
Sa Carvalho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Sá Carvalho	[5],[6]
Concession or authorization contract	01/2004	[5],[6]
Expiration date	08/2026	[5],[6]
Rosal Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Rosal Energia	[5]
Concession or authorization contract	01/1997	[5]
Expiration date	12/2035	[5]
Machado Mineiro Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[7]
Concession or authorization contract	Resolution 331/2002	[5],[7]
Expiration date	05/2027	[5],[7]
Salto Voltao Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[8]
Concession or authorization contract	Resolution 331/2002	[5],[8]
Expiration date	06/2033	[5],[8]
Salto Paraopeba Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[8]
Concession or authorization contract	Resolution 331/2002	[5],[8]
Expiration date	10/2030	[5],[8]
Salto Do Passo Velho Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Horizontes Energia	[5],[8]
Concession or authorization contract	Resolution 331/2002	[5],[8]
Expiration date	03/2031	[5],[8]
Pch Pai Joaquim Hydro Electric Plants Member [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig PCH S.A. (“Cemig PCH”)	[5]
Concession or authorization contract	Authorizing Resolution 377/2005	[5]
Expiration date	04/2032	[5]
Irape Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	14/2000	[5]
Expiration date	09/2037	[5]
Queimado Consortium [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5]
Concession or authorization contract	06/1997	[5]
Expiration date	06/2034	[5]
Rio De Pedras Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5],[8]
Concession or authorization contract	02/2013	[5],[8]
Expiration date	12/2025	[5],[8]
Poco Fundo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Poço Fundo S.A. (“Cemig Geração Poço Fundo”)	[5]
Concession or authorization contract	01/2021	[5]
Expiration date	05/2052	[5]
Sao Bernardo Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig GT	[5],[8]
Concession or authorization contract	02/2013	[5],[8]
Expiration date	06/2027	[5],[8]
Tres Marias Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Três Marias S.A. (“Cemig Geração Três Marias”)	[9],[10]
Concession or authorization contract	08/2016	[9],[10]
Expiration date	01/2053	[9],[10]
Salto Grande Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Salto Grande S.A. (“Cemig Geração Salto Grande”)	[9],[10]
Concession or authorization contract	09/2016	[9],[10]
Expiration date	01/2053	[9],[10]
Itutinga Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Itutinga S.A. (“Cemig Geração Itutinga”)	[10]
Concession or authorization contract	10/2016	[10]
Expiration date	01/2053	[10]
Camargos Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Camargos S.A. (“Cemig Geração Camargos”)	[10]
Concession or authorization contract	11/2016	[10]
Expiration date	01/2053	[10]
Coronel Domiciano [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Sul S.A. (“Cemig Geração Sul”)	[10]
Concession or authorization contract	12/2016 and 13/2016	[10]
Expiration date	04/2047	[10]
Joasal Marmelos Paciencia And Piau [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Sul S.A. (“Cemig Geração Sul”)	[10]
Concession or authorization contract	12/2016 and 13/2016	[10]
Expiration date	01/2053	[10]
Dona Rita [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	[10]
Concession or authorization contract	14/2016 and 15/2016	[10]
Expiration date	07/2050	[10]
Ervalia [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	[10]
Concession or authorization contract	14/2016 and 15/2016	[10]
Expiration date	04/2047	[10]
Neblina [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	[10]
Concession or authorization contract	14/2016 and 15/2016	[10]
Expiration date	01/2053	[10]
Peti [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	[10]
Concession or authorization contract	14/2016 and 15/2016	[10]
Expiration date	03/2047	[10]
Sinceridade [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	[10]
Concession or authorization contract	14/2016 and 15/2016	[10]
Expiration date	12/2046	[10]
Tronqueiras [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Leste S.A. (“Cemig Geração Leste”)	[10]
Concession or authorization contract	14/2016 and 15/2016	[10]
Cajuru Gafanhoto And Martins Hydroelectric Plants [Member] | National Electrical Energy Agency [Member]
IfrsStatementLineItems [Line Items]
Company holding concession or authorization	Cemig Geração Oeste S.A. (“Cemig Geração Oeste”)	[10]
Concession or authorization contract	16/2016	[10]
Expiration date	01/2053	[10]

[1]	Refer to concessions, by means of authorization, of wind power generation in the independent production modality, commercialized in the scope of Proinfa. The assets linked to the exploration right are registered in fixed assets. The exploration authorization rights, which are considered in the parent company's financial statements as investments, are classified in the consolidated balance sheet as intangible assets.
[2]	These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.
[3]	In July 2023, the Company reaffirmed its interest in extending the concessions for the Theodomiro Carneiro Santiago and Nova Ponte HPPs under the Physical Guarantee Quota regime, and in November 2023, it filed its expression of interest in extending these concessions by transferring control of the plants.
[4]	On March 17, 2023, ANEEL Order 738 was published, registering the change of name of the Emborcação HPP to Theodomiro Carneiro Santiago HPP.
[5]	Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (‘ACL’).
[6]	In February 2023, in order to guarantee its right to apply for a new concession, the Company filed its expression of interest in extending the concession of the Sá Carvalho HPP, through the transfer of shareholder control of its wholly-owned subsidiary Sá Carvalho, and, in July 2023, through the Physical Guarantee Quota regime.
[7]	On February 20, 2024, ANEEL transferred the authorization of the Machado Mineiro SHP from Horizontes Energia S.A. (Horizontes Energia) to Cemig GT, through Order 504/2024.
[8]	On August 10, 2023, the Company held a public auction for the sale in a single lot of 15 SHPPs/CGHs, 12 of which are Cemig GT assets and 3 of which are owned by the wholly owned subsidiary Horizontes. On January 10, 2024, ANEEL transferred the ownership of the authorization grants for the exploration of the Salto Voltão, Salto do Passo Velho and Salto do Paraopeba SHPs, from Horizontes to Mang, through Order 62. On February 6, 2024, ANEEL authorized the transfer of the concessions of the Rio de Pedras and São Bernardo SHPs from Cemig GT to Mang Participações, through REA 15,094. On 29 February 2024, the divestment was completed, after all conditions precedent of the VCA had been fulfilled. Further details can be found in note 32: Assets classified as held for sale.
[9]	On January 24, 2023, ANEEL decided to approve the transfer of the concessions for the Três Marias and Salto Grande hydroelectric plants to Cemig GT. On May 31, 2023, the merger was approved at the Company's Extraordinary General Meeting - AGE, at book value, with the consequent extinction of the investees as of May 31, 2023.
[10]	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.